Related Party Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Assets	R$ 55,819,074	R$ 49,703,700
Revenue	21,479,468	20,535,341	R$ 20,976,216
Fees And Social Security Charges [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets
Liabilities
Revenue
Cost/ expenses	(22,709)	(19,734)	(19,418)
Pension And Healthcare Plans [Member] | Key Management Staff [Member]
Entity Information [Line Items]
Assets
Liabilities
Revenue
Cost/ expenses	(1,641)	(1,384)	(1,422)
State Of Parana [Member] | Dividends Payable [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities	168,032	109,777
Revenue
Cost/ expenses
State Of Parana [Member] | CRC Transfer [member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities
Revenue			253,990
Cost/ expenses
State Of Parana [Member] | Energia Solidaria Program [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets	22,314	9,735
Liabilities
Revenue
Cost/ expenses
State Of Parana [Member] | Tarifa Rural Noturna Program [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets		8,353
Liabilities
Revenue
Cost/ expenses
State Of Parana [Member] | Employees Transferred [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets	382	305
Liabilities
Revenue
Cost/ expenses
State Of Parana [Member] | Meteorological Systemof Parana Simepar [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities	702	298
Revenue
Cost/ expenses	(8,748)	(7,422)	(10,759)
BNDES And BNDESPAR [member] | Dividends Payable [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities	212,455	76,684
Revenue
Cost/ expenses
BNDES And BNDESPAR [member] | Financing [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities	1,939,427	2,097,606
Revenue
Cost/ expenses	(180,030)	(190,881)	(174,210)
BNDES And BNDESPAR [member] | Debentures Wind Farms [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities	200,242	216,811
Revenue
Cost/ expenses	(25,036)	(28,085)	(32,249)
Sanepar [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets	19
Liabilities	82	448
Revenue	68
Cost/ expenses	(2,384)	(2,088)	(2,015)
Use Water Eithdrawn From Plants Reservoirs [Member] | Entities With Significant Influence [Member]
Entity Information [Line Items]
Assets
Liabilities
Revenue		485	477
Cost/ expenses
Voltalia Sao Miguel Do Gostoso [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	10
Liabilities
Revenue	115	112	102
Cost/ expenses
Voltalia Sao Miguel Do Gostoso [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets		1,032
Liabilities
Revenue
Cost/ expenses
Caiua Transmissora De Energia [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	326	313
Liabilities	228	1,400
Revenue	3,860	3,619	3,268
Cost/ expenses	(21,103)	(19,749)	(17,429)
Caiua Transmissora De Energia [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	2,737	5,486
Liabilities
Revenue
Cost/ expenses
Integracao Maranhense Transmissora [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets
Liabilities	49	120
Revenue
Cost/ expenses	(3,255)	(2,624)	(2,250)
Integracao Maranhense Transmissora [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	739	6,885
Liabilities
Revenue
Cost/ expenses
Matrincha Transmissora De Energia [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets
Liabilities	235	1,355
Revenue
Cost/ expenses	(17,326)	(15,751)	(13,185)
Matrincha Transmissora De Energia [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	14,022	41,577
Liabilities
Revenue
Cost/ expenses
Guaraciaba Transmissora De Energia [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets
Liabilities	111	671
Revenue
Cost/ expenses	(8,938)	(7,191)	(6,067)
Guaraciaba Transmissora De Energia [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	44,882	50,137
Liabilities
Revenue
Cost/ expenses
Paranaiba Transmissora De Energia [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets
Liabilities	155	869
Revenue
Cost/ expenses	(10,950)	(10,322)	(8,995)
Paranaiba Transmissora De Energia [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	8,360	5,400
Liabilities
Revenue
Cost/ expenses
Cantareira Transmissora De Energia [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets
Liabilities	119	660
Revenue
Cost/ expenses	(8,736)	(8,042)	(6,435)
Cantareira Transmissora De Energia [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	10,421	9,254
Liabilities
Revenue
Cost/ expenses
Mata De Santa Genebra Transmissao [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	2,180	3,236
Liabilities	259	1,401
Revenue	13,653	19,318	18,795
Cost/ expenses	(19,778)	(17,427)	(12,390)
Mata De Santa Genebra Transmissao [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets	13,837	13,333
Liabilities
Revenue
Cost/ expenses
Solar Parana [Member] | Dividends [Member] | Joint ventures [member]
Entity Information [Line Items]
Assets		48
Liabilities
Revenue
Cost/ expenses
Dona Francisca Energetica S A [Member] | Associates [member]
Entity Information [Line Items]
Assets	14	15
Liabilities	1,356	1,356
Revenue	177	174	164
Cost/ expenses	(15,345)	(16,089)	(16,239)
Dona Francisca Energetica S A [Member] | Dividends [Member] | Associates [member]
Entity Information [Line Items]
Assets	514	852
Liabilities
Revenue
Cost/ expenses
Fozdo Chopim Energetica Ltda [Member] | Associates [member]
Entity Information [Line Items]
Assets	312	302
Liabilities
Revenue	3,705	3,493	3,010
Cost/ expenses
Administrative Property Rental [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities	120,451	102,410
Revenue
Cost/ expenses	(10,091)	(10,713)	(6,827)
Pension And Healthcare Plans [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities	1,484,243	1,070,037
Revenue
Cost/ expenses
Lactec [Member] | Other related parties [member]
Entity Information [Line Items]
Assets	3	3
Liabilities	323	1,131
Revenue	462	645	594
Cost/ expenses	(5,706)	(5,004)	(3,900)
Tecpa [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities
Revenue	2,030	2,021	2,014
Cost/ expenses
Celepa [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities
Revenue	1,113	719
Cost/ expenses	(26)	(11)	(8)
Assembleia Legislativa Do Parana [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities
Revenue	319	300
Cost/ expenses
Portos Do Parana [Member] | Other related parties [member]
Entity Information [Line Items]
Assets
Liabilities
Revenue	5,070	5,552	3,094
Cost/ expenses